Fees Summary	Sep. 17, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $2,627,000 .
Narrative - Max Aggregate Offering Price	$ 2,627,000